Investees	12 Months Ended
Dec. 31, 2019
Disclosure Of Investees [Abstract]
Investees

Note 12 - Investees

A.	Material subsidiaries held directly and indirectly by the Company

1.	General

	Principal
	location of the
	company’s	Ownership
	activity	interest

B Communications (SP1) Ltd. and B Communications (SP2) Ltd. (1)	Israel	100%
Bezeq - The Israel Telecommunication Corp. Limited	Israel	26.34%

Subsidiaries of Bezeq - The Israel Telecommunication Corp. Limited
Pelephone Communications Ltd.	Israel	100%
Bezeq International Ltd.	Israel	100%
DBS	Israel	100%
Walla! Communications Ltd.	Israel	100%

(1)	Held by B Communications (SP1) Ltd.

2.	Details of Group entities

a.	B Communications (SP1) Ltd. and B Communications (SP2) Ltd.

B Communications (SP1) Ltd. (“SP1”), founded in 2010, is a wholly-owned subsidiary of the Company. SP1 is the sole shareholder of B Communications (SP2) Ltd. (“SP2”) which directly holds the Bezeq controlling interest.

b.	Bezeq - The Israel Telecommunications Corporation Ltd.

Bezeq is controlled by SP2 which holds 25.82% of Bezeq’s outstanding shares. An additional 0.52% of Bezeq outstanding shares are held by B Communications directly. Bezeq is the largest communications group in Israel.

c.	Pelephone Communications Ltd.

Pelephone Communications Ltd. (“Pelephone”) is a wholly-owned subsidiary of Bezeq. Pelephone provides cellular communication services and value-added services and terminal equipment.

d.	Bezeq International Ltd.

Bezeq International Ltd. (“Bezeq International”) is a wholly-owned subsidiary of Bezeq. Bezeq International provides internet access (ISP) services, international communications services and network end point (NEP) services.

e.	D.B.S. Satellite Services (1998) Ltd.

D.B.S Satellite Services (1998) Ltd. (“DBS”) is a wholly-owned subsidiary of Bezeq. DBS provides multi-channel television services.

f.	Walla! Communications Ltd.

Walla! is wholly owned by Bezeq. Walla! provides internet, management and media services for a range of populations.

3.	Bezeq did not pay dividend to non-controlling interests during 2019 (in 2018: NIS 505).

4.	Bezeq’s Dividend Distribution Policy:

On August 4, 2009, the Board of Directors of Bezeq approved a dividend distribution policy in which Bezeq will distribute a dividend to its shareholders amounting to 100% of the semi-annual profit (after tax) (profit for the period attributable to the shareholders of Bezeq), in accordance with the consolidated financial statements of Bezeq.

On March 6, 2018, the Board of Directors of Bezeq resolved to revise the dividend distribution policy, such that Bezeq will distribute a dividend to its shareholders, on a semi-annual basis, of 70% of the semi-annual net profit in accordance with the consolidated financial statements of Bezeq, as from the next distribution following the resolution.

On March 27, 2019, Bezeq’s Board of Directors resolved to cancel the Company’s dividend distribution policy. The resolution was passed after a presenting a clear and transparent position with the shareholders and under the circumstances that arose due to the inability to distribute a dividend due to the expected failure to meet the profit test in the next two years. Accordingly, the Board of Directors resolved that it would not be appropriate to maintain a dividend policy when in practice it is not effective.

The cancellation of the policy will not prevent Bezeq’s Board of Directors from assessing, from time to time, the distribution of dividends to its shareholders, taking into consideration, among other things, the provisions of the law, the state of its business and its capital structure, while maintaining a balance between ensuring its financial strength and stability, including its debt level and credit rating, and the continued attribution of value to its shareholders through ongoing distribution of a dividend, all subject to the approval of the general meeting of its shareholders regarding each specific distribution, as set out in Bezeq’s articles of association.

As a result of the high losses of the Bezeq Group during the last two years, Bezeq will not be able distribute dividends to its shareholders during the next two years. The company has sufficient funds to serve its own debt until November 2024 even with no dividends from Bezeq.

On May 10, 2018, Bezeq distributed a cash dividend of NIS 368, representing 70% of its net profit for the second half of 2017. The Company received NIS 97 as its share of the dividend distribution.

On October 10, 2018, Bezeq distributed a cash dividend of NIS 318, representing 70% of its net profit for the first half of 2018. The Company received NIS 84 as its share of the dividend distribution.

Bezeq declared and paid the following dividends in cash:

	2017	2018	2019
	NIS	NIS	NIS
Distribution of a regular dividend
NIS 0.25 per share	-	686	-
NIS 0.47 per share	1,286	-	-

5.	On February 13, 2019, Bezeq’s Board of Directors approved the request of each of the subsidiaries Pelephone, Bezeq International and DBS to apply to the Ministry of Communications for approval to change the corporate structures according to which the full operations and assets of each of the subsidiaries will be transferred to a separate limited partnership, wholly-owned by Bezeq (Bezeq as a limited partnership and a company (separate and different in each partnership), wholly owned by Bezeq as a general partner).

On January 28, 2020, Bezeq received a letter from the Ministry of Communications that it was not possible to approve the application at that time. This was for reasons that Bezeq believes are mistaken including, because there is no room to take interim decisions that might affect the issue of structural separation in the Group and change the existing range of incentives, while the obligation of structural separation applied to the Group is currently being examined by a special team at the Ministry of Communications. As part of its examination, a broad range of alternatives are being assessed - from cancellation of the obligation of separation to strengthening the separation. In addition, in the Ministry’s opinion, this is a material change in the Group’s operations and not a technical change of the corporate structure.

B.	DBS Satellite Services (1998) Ltd.

1.	As at March 25, 2015, Bezeq held 49.78% of the share capital of DBS and it held options that confer the right to 8.6% in DBS shares, which Bezeq is unable to exercise. The balance of DBS shares was held by Eurocom DBS Ltd. (a company that was controlled (indirectly) by the controlling shareholder in Bezeq at that time). On March 25, 2015, Bezeq exercised the options that were allotted, for no consideration, and on June 24, 2016, Bezeq completed a transaction for the acquisition of the entire holdings of Eurocom DBS in DBS, and all of the owners loans provided by Eurocom to DBS (“the Acquisition Transaction”).

On the completion date, Bezeq transferred the cash consideration of NIS 680 to Eurocom DBS for the Acquisition Transaction.

Under the terms of the Acquisition Transaction, in addition to the cash consideration of NIS 680, the consideration included two additional contingent considerations, as follows: one additional consideration of up to NIS 200, which will be paid in accordance with the tax synergy according to the terms defined in the acquisition agreement (“the First Contingent Consideration”); and another additional consideration of up to NIS 170, which will be paid in accordance with the business results of DBS in the 2015-2017 (“the Second Contingent Consideration”).

On completion of the Acquisition Transaction, DBS became a wholly owned subsidiary (100%) of Bezeq. Bezeq consolidates the financial statements of DBS as from March 23, 2015.

Most of the First Contingent Consideration was paid after Bezeq signed an assessment agreement and the taxation decision of the Tax Authority regarding financing income, shareholder loans, the losses of DBS, and its merger.

Bezeq paid an advance of NIS 119 on account of the second contingent consideration. In accordance with the financial results of DBS for 2017, and since the final amount of the Second Contingent Consideration was lower than the amount of advances that Bezeq paid Eurocom DBS for the consideration, Eurocom DBS is required to return the difference to Bezeq. In this context, Bezeq joined the proceedings as creditor for liquidation of Eurocom Communications. In addition, following Bezeq’s demand for Eurocom DBS to pay Bezeq the amount of the down payment on account of the Second Contingent Consideration plus interest as set out in the agreement, after the goals entitling Eurocom DBS to this consideration were not achieved, on April 22, 2018, the Tel Aviv District Court, at Bezeq’s request, handed down a liquidation order for Eurocom DBS and Bezeq’s legal counsel was appointed as the liquidator for Eurocom DBS. According to Bezeq’s estimate as of December 31, 2019, taking into consideration the solvency of Eurocom DBS, no repayment of the advances is expected.

2.	On March 13, 2019, Bezeq’s Board of Directors approved a resolution of the Board of Directors of DBS to approve a plan for migration from satellite broadcasts to broadcasts over the internet (OTT) in a gradual, long-term process that is expected to spread over seven years. As from December 2019, alongside its satellite services, DBS offers the yes+ service, which includes linear TV channels, as well as VOD content and an advanced technological interface.

3.	In 2018, Bezeq converted the balance of DBS debentures in the amount of NIS 422, which it held, to DBS capital, converted the shareholders’ loan to DBS in the amount of NIS 97 to DBS capital, and invested an additional NIS 100 in DBS.

4.	As at December 31, 2019, DBS has an equity deficit in the amount of NIS 105 and a working capital deficit in the amount of NIS 282. According to the forecasts of DBS, it expects to continue to accumulate operational losses in the coming years and therefore will be unable to meet its obligations and continue operating as a going concern without Bezeq’s support.

On February 13, 2019, Bezeq provided DBS with a letter of undertaking for a credit facility or capital investments in the amount of NIS 250, which DBS can withdraw for a period of 15 months from that date. Insofar as the support is provided by way of credit, the repayment date of the credit will not be earlier than the end of the term of the credit facility. The letter of undertaking was replaced by new letters of undertaking in a total amount of NIS 250 in May, August, and November 2019, with each letter of undertaking replacing the preceding one (and not in addition to). The last letter of undertaking is valid for 15 months as from October 1, 2019 and until December 31, 2020.

In 2019, Bezeq invested NIS 145 in DBS, in accordance with the letters of undertaking as aforesaid.

On February 27, 2020, Bezeq’s Board of Directors approved an irrevocable undertaking of Bezeq to DBS to provide a credit facility or a capital investment of NIS 250 for 15 months, as from January 1, 2020 and until March 31, 2021, instead of the undertaking of November 2019.

5.	The management of DBS believes that the financial resources at its disposal, which include the credit facility, and Bezeq’s capital investments, as set out in section 12.B.4 above, will be adequate for the operations of DBS for the coming year.

C.	Non-controlling interests in subsidiaries

The table hereunder presents summary information of the Group’s subsidiaries including fair value adjustments that were made on the date of acquisition, other than goodwill, in which there are non-controlling interests that are material to the Group.

	December 31,
	Rate of
	ownership
	interests						Carrying
	held by						amount of
	non-		Non-		Non-		non-
	controlling	Current	current	Current	current	Total net	controlling
	interests	assets	assets	liabilities	liabilities	assets	interests
	%	NIS

2019

Bezeq Group	73.66	3,733	9,304	3,615	10,107	(685)	(15)

2018

Bezeq Group	73.66	4,431	11,892	4,433	11,456	434	536

2017

Bezeq Group	73.66	4,823	12,026	3,857	10,848	2,144	1,840

Year ended December 31,
Cash flow
						Total			from
						comprehensive			financing
					Profit	Income			activities		Total
					(loss)	(loss)			without	Dividend	increase
					attributable	attributable	Cash flow	Cash flow	dividend to	paid to	(decrease)
			Other	Total	to non-	to non-	from	from	non-	non-	in cash
		Profit	comprehensive	comprehensive	controlling	controlling	operating	investing	controlling	controlling	and cash
	Revenues	(loss)	Income (loss)	Income (loss)	interests	interests	activities	activities	interests	interests	equivalents
NIS

2019

Bezeq Group	8,929	(715)	(32)	(747)	(528)	(551)	2,924	(883)	(2,531)	-	(490)

2018

Bezeq Group	9,321	(1,127)	42	(1,085)	(830)	(799)	3,512	(2,552)	(1,746)	(505)	(1,291)

2017

Bezeq Group	9,789	858	(8)	850	663	657	3,525	(1,148)	104	(948)	1,533

D.	The Company’s control over Bezeq

The Company has control over Bezeq based on two facts: (i) the Company holds significantly more voting rights than any other shareholder and the holdings in Bezeq are widely dispersed, and (ii) the Israeli law and regulations require prior ministerial approval for any person to acquire holdings in Bezeq exceeding 5% or to take actions together with other shareholders to cause the appointment of a director in Bezeq and or to influence Bezeq’s day-to-day operational decision-making policies. By these restrictions, the regulatory regime ensures that no individual or entity will interfere with the control of Bezeq by the holder of the Control Permit and that the Company is able to nominate the majority of the board of directors of Bezeq.